ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Accounts Payables and Accrued Expenses and Other Current Liabilities [Abstract]
Accounts payable related party	[1]	$ 368,367	[2]	$ 307,176	[2]	$ 96,000
Professional fees		125,468		84,325		42,963
Interest		350,545		263,135		14,374
Payroll taxes						7,344
Other accounts payable		836		667		7,251
Other short-term debt	[3]	420,750
Default penalty		673,956		673,956
Convertible note payable		938,400		938,400		850,983
Total		$ 2,878,322		$ 2,267,659		$ 1,018,915

[1]	$120,000 to each the CFO and the CEO for 8 months of salary for the period May 2019 through December 2020, and $67,176 to the VPBD for salary and expenses for the period May through December 2020, while there was $48,000 to each the CFO and the CEO at December 31,2019.
[2]	$138,000 to each the CFO and the CEO for 23 months of salary for the period May 1, 2019, through March 31, 2021 and $92,367 to the VPBD for salary and expenses for a period of 11 months, May 1, 2020, through March 31, 2021. At December 31, 2020 there was $120,000 to each the CFO and the CEO for 20 months of salary for the period May 2019 through December 2020, and $67,176 to the VPBD for salary and expenses for the period May through December 2020.
[3]	On January 20, 2021 the Supreme Court of the State of New York, County of Nassau, granted Power Up a summary judgement against the Company for Breach of Contact, awarding Power Up damages in the amount of $420,750.